STOCKHOLDER'S EQUITY (Details 3) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	159,744,061	109,400,006
Weighted Avg.	7 years 7 months 17 days
Exercisable	113,750,727	101,144,450
Exercise Price $0.0001 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	3,500,000	3,500,000
Weighted Avg.	6 years	5 years 9 months 18 days
Exercisable	3,500,000	3,500,000
Exercise Price $0.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	35,700,006	35,700,006
Weighted Avg.	6 years 10 months 6 days	6 years 10 months 25 days
Exercisable	31,950,006	31,950,006
Exercise Price $0.06 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,044,054
Weighted Avg.	9 years 7 months 6 days
Exercisable	1,044,054
Exercise Price $0.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	50,000,000
Weighted Avg.	9 years 10 months 25 days
Exercisable	10,000,000
Exercise Price $0.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	27,200,000	27,200,000
Weighted Avg.	6 years 9 months	6 years 9 months 18 days
Exercisable	27,200,000	27,061,110
Exercise Price $0.119 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	400,001
Weighted Avg.	9 years 2 months 19 days
Exercisable	200,000
Exercise Price $0.124 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	600,000	1,200,000
Weighted Avg.	8 years 9 months	9 years
Exercisable	390,000
Exercise Price $0.130 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	250,000	250,000
Weighted Avg.	7 years 9 months 18 days	7 years 9 months 18 days
Exercisable	166,667	166,667
Exercise Price $0.15 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	2,800,000	2,800,000
Weighted Avg.	5 years 10 months 6 days	5 years 10 months 25 days
Exercisable	2,800,000	2,800,000
Exercise Price $0.22 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	2,583,333	2,750,000
Weighted Avg.	8 years 18 days	8 years
Exercisable	1,500,000	1,500,000
Exercise Price $0.250 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	2,500,000	2,500,000
Weighted Avg.	7 years 10 months 6 days	7 years 10 months 25 days
Exercisable	1,833,333	1,166,667
Exercise Price $0.260 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	166,667	500,000
Weighted Avg.	8 years 3 months 19 days	8 years 3 months 19 days
Exercisable	166,667	333.333
Exercise Price $0.290 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,000,000	1,000,000
Weighted Avg.	7 years 3 months 19 days	7 years 3 months 19 days
Exercisable	1,000,000	666,667
Exercise Price $0.400 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,000,000	1,000,000
Weighted Avg.	6 years 2 months 1 day	6 years 2 months 12 days
Exercisable	1,000,000	1,000,000
Exercise Price $0.450 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	31,000,000	31,000,000
Weighted Avg.	5 years 10 months 6 days	5 years 10 months 25 days
Exercisable	31,000,000	31,000,000